Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate			$ (17,368)	$ (7,899)	$ (11,484)
State taxes			(5,314)	(2,340)	(1,011)
Tax credits			(2,910)	(817)	(222)
Stock-based compensation			753	764	140
Federal tax rate change					2,202
Change in fair value of tranche rights				3	5,065
Other			25	241
Change in valuation allowance			24,850	10,074	$ 5,310
Income tax expense	$ 7	$ 9	$ 36	$ 26
Effective tax rate			0.00%	0.00%	0.00%